Offerings - Offering: 1	Apr. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	303,960,630
Proposed Maximum Offering Price per Unit	377.20
Maximum Aggregate Offering Price	$ 114,653,949,636.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,833,710.44
Offering Note	A. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Tesla, Inc. 2018 CEO Performance Award (the "2018 CEO Performance Award" ) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. B. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on April 23, 2026. C. The 303,960,630 shares of the Registrant's common stock are issuable upon exercise of the options under the 2018 CEO Performance Award.